Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Deposits from Banks by Type

Deposits from banks by type
	Netherlands		International		Total
	2017	2016	2017	2016	2017	2016
Non-interest bearing	181		363	449	544	449
Interest bearing	17,230	13,778	19,047	17,737	36,277	31,515

	17,411	13,778	19,410	18,186	36,821	31,964